UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21744

Name of Fund: Van Kampen Value FDP Fund of FDP Series, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Van Kampen Value FDP Fund of FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 06/01/2006 - 08/31/2006

Item 1 - Schedule of Investments

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                       Shares
Industry                                 Held            Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.8%                        42,500            Southwest Airlines Co.                                     $   736,100
-------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.5%                       12,400            Anheuser-Busch Cos., Inc.                                      612,312
                                       37,500            The Coca-Cola Co.                                            1,680,375
                                                                                                                    -----------
                                                                                                                      2,292,687
-------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.2%                 32,000            The Bank of New York Co., Inc.                               1,080,000
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.2%                        7,900            The Dow Chemical Co.                                           301,227
                                       53,100            E.I. du Pont de Nemours & Co.                                2,122,407
                                       12,200            Rohm & Haas Co.                                                538,020
                                                                                                                    -----------
                                                                                                                      2,961,654
-------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.7%                 3,900            Barclays Plc (b)                                               197,340
                                          500            PNC Financial Services Group, Inc.                              35,395
                                        4,700            SunTrust Banks, Inc.                                           359,080
                                       12,300            U.S. Bancorp                                                   394,461
                                       32,000            Wachovia Corp.                                               1,748,160
                                       46,800            Wells Fargo & Co.                                            1,626,300
                                                                                                                    -----------
                                                                                                                      4,360,736
-------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.8%        31,100            Cisco Systems, Inc. (a)                                        683,889
-------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.5%         43,300            Dell, Inc. (a)                                                 976,415
                                        9,100            Hewlett-Packard Co.                                            332,696
                                       11,600            International Business Machines Corp.                          939,252
                                                                                                                    -----------
                                                                                                                      2,248,363
-------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                  66,900            Bank of America Corp.                                        3,443,343
Services - 8.5%                        64,800            Citigroup, Inc.                                              3,197,880
                                       25,500            JPMorgan Chase & Co.                                         1,164,330
                                                                                                                    -----------
                                                                                                                      7,805,553
-------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication         114,900            AT&T, Inc.                                                   3,576,837
Services - 8.2%                         3,670            Embarq Corp.                                                   173,040
                                      108,800            Verizon Communications, Inc.                                 3,827,584
                                                                                                                    -----------
                                                                                                                      7,577,461
-------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.7%               9,200            American Electric Power Co., Inc.                              335,616
                                        4,690            FirstEnergy Corp.                                              267,611
                                                                                                                    -----------
                                                                                                                        603,227
-------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.1%        42,500            Wal-Mart Stores, Inc.                                        1,900,600
-------------------------------------------------------------------------------------------------------------------------------
Food Products - 3.3%                   10,500            Cadbury Schweppes Plc (b)                                      449,085
                                       36,800            Kraft Foods, Inc.                                            1,247,888
                                       57,400            Unilever NV (b)                                              1,368,416
                                                                                                                    -----------
                                                                                                                      3,065,389
-------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                  37,400            Boston Scientific Corp. (a)                                    652,256
& Supplies - 0.7%
-------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                  14,200            Cardinal Health, Inc.                                          957,364
& Services - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.8%              25,500            Kimberly-Clark Corp.                                         1,619,250
-------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.8%                      3,189            Affiliated Computer Services, Inc. Class A (a)                 163,723
                                       14,200            First Data Corp.                                               610,174
                                                                                                                    -----------
                                                                                                                        773,897
-------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.6%        14,700            General Electric Co.                                           500,682
-------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.1%                        9,900            Aflac, Inc.                                                    446,193
                                       14,200            American International Group, Inc.                             906,244
                                       15,200            Chubb Corp.                                                    762,432
                                        3,600            Hartford Financial Services Group, Inc.                        309,096
                                       11,100            MetLife, Inc.                                                  610,833
                                       17,800            The St. Paul Travelers Cos., Inc.                              781,420
                                                                                                                    -----------
                                                                                                                      3,816,218
-------------------------------------------------------------------------------------------------------------------------------

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                       Shares
Industry                                 Held            Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.8%       38,650            Liberty Media Holding Corp. - Interactive (a)              $   736,669
-------------------------------------------------------------------------------------------------------------------------------
Media - 9.6%                            4,550            CBS Corp. Class B                                              129,902
                                       55,299            Clear Channel Communications, Inc.                           1,605,883
                                       49,200            Comcast Corp. Class A (a)                                    1,722,000
                                        6,400            Gannett Co., Inc.                                              363,840
                                        7,790            Liberty Media Holding Corp. - Capital (a)                      672,511
                                       36,300            News Corp. Class B                                             721,281
                                       76,700            Time Warner, Inc.                                            1,274,754
                                       30,250            Viacom, Inc. Class B (a)                                     1,098,075
                                       43,000            Walt Disney Co.                                              1,274,950
                                                                                                                    -----------
                                                                                                                      8,863,196
-------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.5%                 81,200            Alcoa, Inc.                                                  2,321,508
-------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.2%                 5,200            Federated Department Stores                                    197,496
-------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                   7,820            Total SA (b)                                                   527,303
Fuels - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 3.8%        100,200            International Paper Co.                                      3,483,954
-------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 15.9%                22,800            Abbott Laboratories                                          1,110,360
                                      103,900            Bristol-Myers Squibb Co.                                     2,259,825
                                       11,700            Eli Lilly & Co.                                                654,381
                                       55,400            GlaxoSmithKline Plc (b)                                      3,145,612
                                       62,400            Pfizer, Inc.                                                 1,719,744
                                       17,200            Roche Holding AG (b)                                         1,582,660
                                       23,200            Sanofi-Aventis (b)                                           1,042,840
                                       77,100            Schering-Plough Corp.                                        1,615,245
                                       31,300            Wyeth                                                        1,524,310
                                                                                                                    -----------
                                                                                                                     14,654,977
-------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         59,100            Intel Corp.                                                  1,154,814
Equipment - 1.7%                        9,500            Kla-Tencor Corp.                                               417,145
                                                                                                                    -----------
                                                                                                                      1,571,959
-------------------------------------------------------------------------------------------------------------------------------
Software - 0.9%                        14,000            McAfee, Inc. (a)                                               318,640
                                       20,400            Microsoft Corp.                                                524,076
                                                                                                                    -----------
                                                                                                                        842,716
-------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.2%                 7,100            Lowe's Cos., Inc.                                              192,126
-------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 4.7%      11,600            Fannie Mae                                                     610,740
                                       58,600            Freddie Mac                                                  3,726,960
                                                                                                                    -----------
                                                                                                                      4,337,700
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.5%                         16,200            Altria Group, Inc.                                           1,353,186
-------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             91,900            Sprint Nextel Corp.                                          1,554,948
Services - 1.7%
-------------------------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks (Cost - $80,292,349) - 91.6%            84,273,064
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                         Face
                                       Amount            Short-Term Securities
-------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 0.1%                $   93,952            Brown Brothers Harriman & Co., 4.61% due 9/01/2006              93,952
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency              8,600,000            Federal Home Loan Bank System, 4.98% due 9/01/2006           8,600,000
Obligations** - 9.3%               --------------------------------------------------------------------------------------------
                                                         Total Short-Term Securities (Cost - $8,693,952) - 9.4%       8,693,952
-------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments (Cost - $88,986,301*) - 101.0%            92,967,016

                                                         Liabilities in Excess of Other Assets - (1.0%)                (958,994)
                                                                                                                    -----------
                                                         Net Assets - 100.0%                                        $92,008,022
                                                                                                                    ===========

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 89,019,431
                                                                   ============
      Gross unrealized appreciation                                $  5,382,133
      Gross unrealized depreciation                                  (1,434,548)
                                                                   ------------
      Net unrealized appreciation                                  $  3,947,585
                                                                   ============

** U.S. Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.

(a)   Non-income producing security.
(b)   Depositary receipts.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industry classifications are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Van Kampen Value FDP Fund of FDP Series, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Van Kampen Value FDP Fund of FDP Series, Inc.

Date: October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Van Kampen Value FDP Fund of FDP Series, Inc.

Date: October 19, 2006


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke
    Chief Financial Officer
    Van Kampen Value FDP Fund of FDP Series, Inc.

Date: October 19, 2006